Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following:
	December 31, 2025	December 31, 2024
Bank of Ningbo
Interest rate of 3.7%, from April 29, 2024 to April 28, 2025	—	136,999
Interest rate of 2.0%, from December 26, 2024 to December 25, 2025	—	273,999
Bank of Communications
Interest rate of 2.98%, from June 27, 2024 to June 27, 2025	—	821,997
Interest rate of 2.98%, from June 28, 2024 to June 28, 2025	—	410,998
Interest rate of 2.98%, from October 11, 2024 to October 11, 2025	—	136,999
Interest rate of 2.20%, from December 23, 2025 to June 26, 2026	428,994	—
Bank of China
Interest rate of 2.54167‰, from May 30, 2024 to May 20, 2025	—	753,497
Interest rate of 2.30%, from July 14, 2025 to July 13, 2026	643,491	—
Bank of Nanjing
Interest rate of 2.39%, from June 9, 2025 to June 8, 2026	1,000,987	—
Industrial and Commercial Bank of China
Interest rate of 2.21%, from October 30, 2025 to October 30, 2026	1,285,553
The Kumamoto Bank
Interest rate of 1.20%, from December 30, 2024 to March 31, 2025	—	1,971,192
The Higo Bank Ltd.
Interest rate of 1.86%, from November 29, 2024 to January 29, 2025	—	767,997
Total	$3,359,025	$5,273,678

Schedule of Long-Term Bank Loans

Long-term bank loans consisted of the following:

	December 31, 2025	December 31, 2024
Bank of Jiangsu
Interest rate of 3.6%, from March 19, 2024 to March 18, 2026	—	260,299
The Kumamoto Bank
Interest rate of 1.585%, from April 18, 2025 to March 31, 2035	2,150,371	—
Total	$2,150,371	$260,299
Less: Long-term bank loans - current	230,397	—
Long-term bank loans - non-current	$1,919,974	$260,299